Stockholders' equity - Obligations to deliver (Details) SFr / shares in Units, SFr in Millions, $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended				13 Months Ended
	Nov. 30, 2022 CHF (SFr)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2022 shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2022
Option Indexed to Issuer's Equity [Line Items]
Call options held by bank (in shares)							3,300,000				3,300,000
Call options held by the bank, weighted-average strike price (in Swiss francs per share) | SFr / shares							SFr 20.58
Shares repurchased/cancelled					129,000,000					90,000,000
Cancellation of treasury shares (in shares)			88,000,000	115,000,000
Sale of subsidiary shares | $						$ 216		$ 0	$ 0
ABB E-Mobility [Member]
Option Indexed to Issuer's Equity [Line Items]
Percent of company owned							92.00%				92.00%	100.00%
Minimum
Option Indexed to Issuer's Equity [Line Items]
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares							SFr 17.63
Maximum
Option Indexed to Issuer's Equity [Line Items]
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares							SFr 22.05
ABB Ltd (unconsolidated)
Option Indexed to Issuer's Equity [Line Items]
Total statutory stockholders' equity							SFr 6,219				$ 6,742
Share capital of ABB Ltd, Zurich							236				256
Reserves of ABB Ltd, Zurich							8,852				9,597
Restricted legal reserves for own shares of ABB Ltd, Zurich							2,869				3,111
Share capital restricted and not available for distribution							SFr 47				$ 51
Percentage of share capital restricted							20.00%				20.00%
ABB E-Mobility [Member]
Option Indexed to Issuer's Equity [Line Items]
Sale of subsidiary shares	SFr 203	$ 216
Increase to additional paid in capital | $						$ 120
Options under 2017 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares							SFr 21.23
Options under 2017 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)							1,000,000				1,000,000
Options under 2018 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares							SFr 22.05
Options under 2018 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)							12,000,000				12,000,000
Options under 2019 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares							SFr 17.63
Options under 2019 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)							7,000,000				7,000,000
ESAP
Option Indexed to Issuer's Equity [Line Items]
Shares issued from treasury stock (in shares)								1,700,000	1,400,000
ESAP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)							2,000,000				2,000,000
Other share-based payment arrangements | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options and shares granted (in shares)							1,000,000				1,000,000
MIP
Option Indexed to Issuer's Equity [Line Items]
Shares issued relating to call options (in shares)						16,000,000		36,000,000	17,000,000
LTIP 2022, 2021 and 2020 Launches
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of shares granted (in shares)							8,000,000				8,000,000